Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share Year	Dec. 31, 2016 CAD ($) Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	1,229,040	615,843	723,995
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.00	$ 16.00	$ 15.25
Number of share options exercisable in share-based payment arrangement | Share	299,040	521,538
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 18.32	$ 16.67
$5.00 to $9.99 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	22,280	39,401
Weighted average remaining contractual life of outstanding share options | Year	2.19	3.19
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 9.89	$ 9.89
Number of share options exercisable in share-based payment arrangement | Share	22,280	39,401
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.89	$ 9.89
$10.00 to $14.99 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	1,105,746	352,002
Weighted average remaining contractual life of outstanding share options | Year	5.21	2.30
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.67	$ 12.27
Number of share options exercisable in share-based payment arrangement | Share	175,746	257,697
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.27	$ 12.25
$15.00 to $19.99 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	1,169	119,370
Weighted average remaining contractual life of outstanding share options | Year	0.75	0.23
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 19.82	$ 15.98
Number of share options exercisable in share-based payment arrangement | Share	1,169	119,370
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 19.82	$ 15.98
$20.00 and over [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement | Share	99,845	105,070
Weighted average remaining contractual life of outstanding share options | Year	0.21	1.21
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 30.84	$ 30.84
Number of share options exercisable in share-based payment arrangement | Share	99,845	105,070
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 30.84	$ 30.84
Bottom of range [Member] | $5.00 to $9.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	5.00	5.00
Bottom of range [Member] | $10.00 to $14.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	10.00	10.00
Bottom of range [Member] | $15.00 to $19.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	15.00	15.00
Bottom of range [Member] | $20.00 and over [Member]
Statements [Line Items]
Exercise price of outstanding share options	20.00	20.00
Top of range [Member] | $5.00 to $9.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	9.99	9.99
Top of range [Member] | $10.00 to $14.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	14.99	14.99
Top of range [Member] | $15.00 to $19.99 [Member]
Statements [Line Items]
Exercise price of outstanding share options	$ 19.99	$ 19.99